UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING

RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number -- 811- 22756

ADIVSORS PREFERRED TRUST

(Exact name of registrant as specified in charter)

1445 Research Boulevard, Suite 530

Rockville, MD 20850

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (240) 223 1998

Date of fiscal years end June 30, and September 30, December 31

Date of Reporting Period: July 1, 2020 – June 30, 2021

OnTrack Core Fund did not vote any proxies during the Reporting Period.

The Gold Bullion Strategy Portfolio did not vote any proxies during the Reporting Period.

The Gold Bullion Strategy Portfolio did not vote any proxies during the Reporting Period

Spectrum Advisors Preferred Fund did not vote any proxies during the Reporting Period

Spectrum Low Volatility Fund did not vote any proxies during the Reporting Period.

Spectrum Unconstrained Fund did not vote any proxies during the period April 16, 2021 (commencement of operations) through June 30, 2021

Hundredfold Select Alternative Fund See reporting schedule.

Quantified Managed Income Fund See reporting schedule.

Quantified Market Leaders Fund did not vote any proxies during the Reporting Period

Quantified Alternative Investment Fund did not vote any proxies during the Reporting Period

Quantified STF Fund did not vote any proxies during the Reporting Period.

Quantified Tactical Fixed Fund did not vote any proxies during the Reporting Period.

Quantified Evolution Plus Fund did not vote any proxies during the Reporting Period.

Quantified Pattern Recognition Fund did not vote any proxies during the Reporting Period.

Quantified Common Ground Fund did not vote any proxies during the Reporting Period.

Quantified Tactical Sectors Fund did not vote any proxies during the period March 4, 2021 (commencement of operations) through June 30, 2021.

Quantified Rising Dividend Tactical Fund did not vote any proxies during the period April 14, 2021 (commencement of operations) through June 30, 2021.

Quantified Government Income Tactical Fund did not vote any proxies during the period April 15, 2021 (commencement of operations) through June 30, 2021

Kensington Managed Income Fund did not vote any proxies during the Reporting Period ended June 30, 2021.

Kensington Dynamic Growth Fund did not vote any proxies during the period October 23, 2020 (commencement of operations) through June 31, 2021.

BCM Decathlon Conservate Fund had no operations during the Reporting Period

BCM Decathlon Moderate Fund did not vote any proxies from April 12, 2021 (commencement of operations), through period ended June 30, 2021.

BCM Decathlon Growth Fund had no operations during the Reporting Period

ITEM 1. PROXY VOTING RECORD:

Item 1, contains the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2018 with respect to which the Registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the Registrant cast its vote on the matter;

(h)	How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the Registrant cast its vote for or against management.

Registrant: Advisers Preferred Trust				Hundredfold Select Alternative Fud				Item 1
Investment Company Act file number: 811-22756
Reporting Period: July 1, 2020 to June 30, 2021

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date/Type	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Microstrategy Incorporated	MSTR	594972408	Annual Meeting 5/26/2021	1. Election of Dirctor: Michael J. Saylor; Stephen X. Graham; Jarrod M. Pattern; Leslie J. Rechan; Carol J. Rickertsen	Mgmt	Y	For	For
Microstrategy Incorporated	MSTR	594972408	Annual Meeting 5/26/2021	2. Approve Amendment No. 5 to the MicroStrategy incorporated 2013 Stock Incentive Plan to increase the number of shares of Class A commn stock authorized for issuance under such plan from 2,300,000 to 2, 750,000.	Mgmt	Y	For	For
Microstrategy Incorporated	MSTR	594972408	Annual Meeting 5/26/2021	3. Approve the Microstrategy incorporated 2021 Employee Stock Purchase Plan	Mgmt	Y	For	For
Microstrategy Incorporated	MSTR	594972408	Annual Meeting 5/26/2021	4. Ratify the selection of KPMG LLLP as Microstrategy Incorporated's independent public accounting firm for the fiscal yaer ending December 31, 2021.	Mgmt	Y	For	For

Registrant: Advisors Preferred Trust				Quantified Managed Income Fund
Investment Company Act file number: 811-22756
Reporting Period: July 1, 2019 to June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date/Type	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
General Mills, Inc.	GIS	370334104	Annual Meeting 9/22/2020	Election of Directors 1A. R. Kerry Clark; 1B. David M. Cordani; 1C. Roger W. Ferguson Jr.; 1D. Jeffrey Harmening; 1E. Maria G. Henry; 1F. Jo Ann Jenkins; 1G. Elizabeth C. Lempres; 1H. Diane L. Neal; 1I. Steve Odland; 1J. Maria A. Sastre; 1K. Eric D. Sprunk; 1L. Jorge A. Uribe;	Mgmt.	Y	For	For
General Mills, Inc.	GIS	370334104	Annual Meeting 9/22/2020	2 Advisory Vote on Executive Compensation	Mgmt.	Y	For	For
General Mills, Inc.	GIS	370334104	Annual Meeting 9/22/2020	3 To Ratify Appointment of the Independent Registered Public Accounting Firm	Mgmt.	Y	For	For
Eli Lilly and Company	LLY	532457108	Annual Meeting 5/3/2021	1.a. Election of Director to serve a three year term: K. Kalker PHD	Mgmt.	Y	For	For
Eli Lilly and Company	LLY	532457108	Annual Meeting 5/3/2021	1.b. Election of Director to serve a three yeasr term: J. E. Fryrwald	Mgmt.	Y	For	For
Eli Lilly and Company	LLY	532457108	Annual Meeting 5/3/2021	1.c. Election of Director to serve a three year term: J. Jackson	Mgmt.	Y	For	For
Eli Lilly and Company	LLY	532457108	Annual Meeting 5/3/2021	1.d. Election of Director to serve a three year term: G. Sulzerberger	Mgmt.	Y	For	For
Eli Lilly and Company	LLY	532457108	Annual Meeting 5/3/2021	1.e. Election of Director to serve a three year term: JP Tai	Mgmt.	Y	For	For
Eli Lilly and Company	LLY	532457108	Annual Meeting 5/3/2021	2. Approval, on an advisory basis, of the compensation paid to the company';s named executive officers.	Mgmt.	Y	For	For
Eli Lilly and Company	LLY	532457108	Annual Meeting 5/3/2021	3. Ratification of the appointment of Ernst & Young LLP as the independent auditor for 2021.	Mgmt.	Y	For	For
Eli Lilly and Company	LLY	532457108	Annual Meeting 5/3/2021	4. Approval of amendments to the company's articles of incorporation to eliminate the classified board structure.	Mgmt.	Y	For	For
Eli Lilly and Company	LLY	532457108	Annual Meeting 5/3/2021	5. Approval of amendments to the company's articles of incorporation to eliminate supermajority voting provisions.	Board	Y	For	For
Eli Lilly and Company	LLY	532457108	Annual Meeting 5/3/2021	6. Shareholder proposal to disclose direct and indirect lobbying activities and expenditures.	Shareholder	Y	Against	Against
Eli Lilly and Company	LLY	532457108	Annual Meeting 5/3/2021	7. Shareholder proposal to amend bylaws to require an independent board chair.	Shareholder	Y	Against	Against
Eli Lilly and Company	LLY	532457108	Annual Meeting 5/3/2021	8; Shareholder proposal to implement a bonus deferral policy.	Shareholder	Y	Against	Against
Eli Lilly and Company	LLY	532457108	Annual Meeting 5/3/2021	9. Shareholder proposal to disclose clawbacks on executive incentive compensation due to misconduct.	Shareholder	Y	Against	Against
Werner Enterprises, Inc.	WERN	950755108	Annual Meeting 5/11/2021	1. Vote Board of Directors: Election of Director: Scott C. Arves; Election of Director V. Mansharamani PHD; Election of Director Alexi A. Wellman; Election of Director Carmen A. Tapio; Electio of Director Derek J. Leathers	Mgmt.	Y	For	For
Werner Enterprises, Inc.	WERN	950755108	Annual Meeting 5/11/2021	2. To approve the advisory resolution on executive compensation;	Mgmt.	Y	For	For
Werner Enterprises, Inc.	WERN	950755108	Annual Meeting 5/11/2021		Mgmt.	Y	For	For
Werner Enterprises, Inc.	WERN	950755108	Annual Meeting 5/11/2021	3. To ratify the appointment of KPMG LLP as the independent registered public accounting firm of Werner Enterprises, Inc. for the year ending December 31, 2021.	Mgmt.	Y	For	For
Pfizer, Inc.	PFE	717081103	Annual Meeting 4/22/2021	1.A. Election of Director: Ronald E. Blaylock; !.B. Election of Director: Albert Bourla; 1.C. Election of Director: Susan Desmond-Hellmann; 1.D. Election of Director: Joseph J. Echevarria; 1.E. Election of Director: Scott Gottlieb; 1.F. Election of Director: Helen H. Hobbs; 1.G. Election of Director: Susan Hockfield; 1.H. Election of Director: Dan R. Littman; 1.I. Election of Director: Shantanu Narayen; 1.J. Election of Director: Suzanne Nora Johnson; 1.K. Election of Director: James Quincey; 1.L. Election of Director: James C. Smith:	Mgmt.	Y	For	For
Pfizer, Inc.	PFE	717081103	Annual Meeting 4/22/2021	2. Ratify the selection of KPMG LLP as independent registered public accounting firm for 2021.	Mgmt.	Y	For	For
Pfizer, Inc.	PFE	717081103	Annual Meeting 4/22/2021	3. 2021 Advisory approval of executive compensation	Mgmt.	Y	For	For
Pfizer, Inc.	PFE	717081103	Annual Meeting 4/22/2021	4. Shareholder proposal regarding independent chair policy.	Shareholder	Y	Against	Against
Pfizer, Inc.	PFE	717081103	Annual Meeting 4/22/2021	Shareholder proposal regarding political spending report.	Shareholder	Y	Against	Against
Pfizer, Inc.	PFE	717081103	Annual Meeting 4/22/2021	Shareholde4r proposal regarding access to Covid-19 products.	Shareholder	Y	Against	Against
Progressive	PGR	743315103	Annual Meeting 05/07/2021	Election of Director 1.A. Philip Bleser; 1.B. Stuart B. Burgdoerfer; 1.C. Pamela J. Craig. 1.D. Charles A. Davis; 1.E. Roger N. Farah; 1.F. Lawton W. Fitt; 1.G. Susan Patricia Griffith; 1.H. Devin C. Johnson; 1.I. Jeffrey D. Kelley; 1.J. Barbara R. Snyder; 1.K. Jan E. Tighe; 1.L. Kahina Van Dyke.	Mgmt.	Y	For	For
Progressive	PGR	743315103	Annual Meeting 05/07/2021	2. Cast an advisory vote to approve our executive compensation program.	Mgmt.	Y	For	For
Progressive	PGR	743315103	Annual Meeting 05/07/2021	3. Ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2021.	Mgmt.	Y	For	For
Northrop Grumman Corporation	NOC	666807102	Annual Meeting 05/19/2021	Election of Director: 1.A. Kathy J. Warden; 1.B. David P. Abney; 1.C. Marianne C. Brown; 1.D. Donald E. Felsinger; 1.E. Ann M. Fudge; 1.F. William H. Hernandez; 1.G. Madeleine A. Kleiner; 1.H. Karl J. Krapek; 1.I. Gary Roughead; 1.J. Thomas M. Schoewe; 1.K. James S. Turley; 1.L. Mark A. Welsh III	Mgmt.	Y	For	For
Northrop Grumman Corporation	NOC	666807102	Annual Meeting 05/19/2021	2. Proposal to approve, on an advisory basis, the compensation of the company's named executive officers.	Mgmt.	Y	For	For
Northrop Grumman Corporation	NOC	666807102	Annual Meeting 05/19/2021	3. Proposal to ratify the appointment of Deloitte & Touche LLP as the Company's independent auditor for fiscal year ending December 31, 2021.	Mgmt.	Y	For	For
Northrop Grumman Corporation	NOC	666807102	Annual Meeting 05/19/2021	4. Shareholder proposal that the company assess and report o potential human rights impacts that could result from governments use of company's products and services, including in conflict-affected areas.	Shareholder	Y	Against	Against
Northrop Grumman Corporation	NOC	666807102	Annual Meeting 05/19/2021	5. Shareholder proposal to move to a 10% ownership threshold for shareholders to request action by written consent.	Shareholder	Y	Against	Against
Merck	MRK	589334105	Annual Meeting 05/25/2021	Election of Director: 1.A. Leslie A. Brun; 1.B. Mary Ellen Coe; 1.C. Pamela J. Craig; 1.D. Kenneth C. Frazier; 1.E. Thomas H. Glocer; 1.F. Risa J. Lavizzo-Mourey; 1.G. Stephen L. Mayo; 1.H. Paul B. Rothman; 1.I. Patricia F. Russo; 1.J. Christine E. Seldman; 1.K. Inge G. Thulin; 1.L. Kathy J. Warden; 1.M. Peter C. Wendell;	Mgmt.	Y	For	For
Merck	MRK	589334105	Annual Meeting 05/25/2021	2. Non-binding advisory vote to approve the compensation of our named executive officers.	Mgmt.	Y	For	For
Merck	MRK	589334105	Annual Meeting 05/25/2021	3. Ratification of the appointment of the company's independent registered public accounting firm for 2021	Mgmt.	Y	For	For
Merck	MRK	589334105	Annual Meeting 05/25/2021	4. Shareholder proposal concerning a shareholder right to act by written consent.	Shareholder	Y	Against	Against
Merck	MRK	589334105	Annual Meeting 05/25/2021	Shareholder proposal regarding access to Covid-19 products.	Shareholder	Y	Against	Against
Citrix Systems, Inc.	CTXS	177376100	Annual Meeting 06/04/2021	Election of Director: 1.A. Robert M. Calderoni; 1.B. Nanci E. Caldwell; 1.C. Murray J. Demo; 1.D. Ajei S. Gopal; 1.E. David J. Henshall; 1.F. Thomas E. Hogan; 1.G. Moira A. Kilcoyne; 1.H. Robert E. Knowling Jr.; 1.I. Peter J. Sacripanti; 1J. J. Donald Sherman	Mgmt.	Y	For	For
Citrix Systems, Inc.	CTXS	177376100	Annual Meeting 06/04/2021	2. Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for 2021.	Mgmt.	Y	For	For
Citrix Systems, Inc.	CTXS	177376100	Annual Meeting 06/04/2021	3. Advisory vote to approve the compensation of the company's named executive officers.	Mgmt.	Y	For	For
Citrix Systems, Inc.	CTXS	177376100	Annual Meeting 06/04/2021	4. Shareholder proposal regarding simple majority voting provisions.	Shareholder	Y	Against	Against
CH Robinson	CHRW	12541W209	Annual Meeting 05/06/2021	Election of Director 1.A. Scott P. Anderson; 1.B. Robert C. Biesterfield, Jr; 1.C. Kermit R. Crawford; 1.D.Wayne M.Fortun; 1.E. Timothy C. Gokey; 1.F. Mary J. Steele Guilfoile; 1.G. Jodee A. Koziak; 1.H. Brian P. Short; 1.I. James B. Stake; 1.J. Paula C. Tolliver;	Mgmt.	Y	For	For
CH Robinson	CHRW	12541W209	Annual Meeting 05/06/2021	2. To approve, on an advisory basis, the compensation of our named executive officers.	Mgmt.	Y	For	For
CH Robinson	CHRW	12541W209	Annual Meeting 05/06/2021	3. Ratification of the selection of Deloitte & Touche LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2021.	Mgmt.	Y	For	For
Amgen	AMGN	31162100	Annual Meeting 05/18/2021	Election of Directors for a term of office expiring at the 2022 annual meeting 1.A. Dr. Wanda M Austin; 1.B. Mr. Robert A. Bradway; 1.C. Dr. Brian J. Druker; 1.D. Mr. Robert A. Eckert; 1.E. Mr. Greg C. Garland; 1.F. Mr. Cjharles M. Holley, Jr; 1.G. Dr. Tyler Jacks; 1.H. Ms Ellen J. Kullman; 1.I. Ms Amy E. Miles; 1.J. Dr. Ronald D. Sugar; 1.K. Dr. R. Sanders Williams	Mgmt.	Y	For	For
Amgen	AMGN	31162100	Annual Meeting 05/18/2021	2. Advisory vote to approve our executive compensation.	Mgmt.	Y	For	For
Amgen	AMGN	31162100	Annual Meeting 05/18/2021	3. To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2021.	Mgmt.	Y	For	For
3M	MMM	88579Y101	Annual Meeting 05/11/2021	Elect the member to the board of directors for a term of one year: 1.A. Thomas "Tony" K. Brown; 1.B. Pamela J. Craig; 1.C. David B. Dillon; 1.D. Michael L. Eskew 1.E. James R. Fitterling; 1.F. Herb L. Henkel; 1.G. Amy E. Hood; 1.H. Muhtar Kent; 1. I. Damisa F. Moyo; 1.J. Gregory R. Page; 1.K. Michael F. Roman; 1.L. Patricia A.Woertz;	Mgmt.	Y	For	For
3M	MMM	88579Y101	Annual Meeting 05/11/2021	2. To ratify the appointment of PricewaterhouseCoopers LLP as 3M's independent registered public accounting firm.	Mgmt.	Y	For	For
3M	MMM	88579Y101	Annual Meeting 05/11/2021	3. Advisory approval of executive compensation	Mgmt.	Y	For	For
3M	MMM	88579Y101	Annual Meeting 05/11/2021	4. To approve the amendment and restatement of 3M Company 2016 Long-Term incentive plan.	Mgmt.	Y	For	For
3M	MMM	88579Y101	Annual Meeting 05/11/2021	5. Shareholder proposal on setting target amounts for CEO compensation.	Shareholder	Y	Against	Against
3M	MMM	88579Y101	Annual Meeting 05/11/2021	6. Shareholder proposal on transitioning the Company to a public benefit corporation.	Shareholder	Y	Against	Against
Coresite Realty	COR	21870Q105	Annual Meeting 05/19/2021	1. Vote Board of Directors: Robert G. Stuckey; Paul E. Szurek; Jean A. Bua; Kelly C. Chambliss; Patricia L. Higgins; Michael R. Koehler; Michael H. Millegan; David A. Wilson	Mgmt.	Y	For	For
Coresite Realty	COR	21870Q105	Annual Meeting 05/19/2021	2. Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for fiscal year ending December 31, 2021.	Mgmt.	Y	For	For
Coresite Realty	COR	21870Q105	Annual Meeting 05/19/2021	3. The Advisory vote to approve the compensation of our named executive officers/	Mgmt.	Y	For	For
Dollar General Corporation	DG	256677105	Annual Meeting 05/262021	Election of Director 1.A. Warren F. Bryant; 1.B. Michael M. Calbert; 1.C. Patricia D. Fili-Krushel; 1.D. Timothy I. McGuire; 1.E. William C. Rhodes; 1.F. Debra A. Sandler; 1.G. Ralph e. Santana; 1.H. Todd J. Vasos;	Mgmt.	Y	For	For
Dollar General Corporation	DG	256677105	Annual Meeting 05/262021	2. To approve, on an advisory (non-binding) basis, the resolution regarding the compensation of Dollar General Corporation's named executive officers as disclosed in the proxy statement.	Mgmt.	Y	For	For
Dollar General Corporation	DG	256677105	Annual Meeting 05/262021	3. To ratify the appointment of Ernst & Young LLP as Dollar General Corporation's independent registered public accounting firm for fiscal 2021.	Mgmt.	Y	For	For
Dollar General Corporation	DG	256677105	Annual Meeting 05/262021	4. To approve Dollar General Corporation 20212 Stock Incentive Plan	Mgmt.	Y	For	For
Dollar General Corporation	DG	256677105	Annual Meeting 05/262021	5. To approve an amendment to the amended and restated charter of Dollar General Corporation to allow shareholder's holding 25% or more of our common stock to request special meetings of shareholders.	Mgmt.	Y	For	For
Dollar General Corporation	DG	256677105	Annual Meeting 05/262021	To vote on a shareholder proposal regarding shareholders' ability to call special meetings of shareholders.	Mgmt.	Y	For	For
Kellogg Company	K	48783694108	Annual Meeting 04/30/2021	Election of Director Term Expires 2024 1.A. Carter Cast; 1.B. Zack Gund; 1.C. Don Knauss; 1.D. Mike Schlotman;	Mgmt.	Y	For	For
Kellogg Company	K	48783694108	Annual Meeting 04/30/2021	2. Advisory resolution to approve executive compensation.	Mgmt.	Y	For	For
Kellogg Company	K	48783694108	Annual Meeting 04/30/2021	3. Ratification of the appointment of PricewaterhouseCoopers LLP as Kellogg's independent registered public accounting firm for the fiscal year 2021.	Mgmt.	Y	For	For
Kellogg Company	K	48783694108	Annual Meeting 04/30/2021	4. Management proposal to reduce supermajority vote requirements.	Mgmt.	Y	For	For
Kellogg Company	K	48783694108	Annual Meeting 04/30/2021	5. Shareowner proposal, of properly presented at the meeting, to adopt shareowner right to call a special meeting.	Shareholder	Y	Against	Against
New Market Corporation	NEU	651587107	Annual Meeting 04/22/2021	Election of director 1.1. Phyllis L. Cothran; 1.2. Mark M. Gambill; 1.3. Bruce C. Gottwald; 1.4. Thomas E. Gottwald; 1.5. Patrick D. Hanley; 1.6. H. Hiter Harris, III; 1.7. James E. Rogers	Mgmt.	Y	For	For
New Market Corporation	NEU	651587107	Annual Meeting 04/22/2021	2. Ratification of the appointment of PricewaterhouseCoopers LLP as the independent remirrored public accounting firm for the Corporation for the fiscal year ending December 31, 2021.	Mgmt.	Y	For	For
New Market Corporation	NEU	651587107	Annual Meeting 04/22/2021	3. Approval, on an advisory basis, of the compensation of the named executive officers of New Market Corporation.	Mgmt.	Y	For	For
Broadridge Financial Solutions, Inc.	BR	11133T103	Annual Meeting 11/19/2020	Election of Director to serve until the 2021 Annual Meeting of Stockholders 1.A. Leslie A. Brun; 1.B. Pamela L. Carter; 1.C. Richard J. Daly; 1.D. Robert N. Duelks; 1.E. Timothy C. Gokey; 1.F. Brett A. Keller; 1. G. Brett A. Keller; 1.H. Thomas J. Perna; 1.I. Alan J. Weber; 1.J. Amit K. Zavery.	Mgmt.	Y	For	For
Broadridge Financial Solutions, Inc.	BR	11133T103	Annual Meeting 11/19/2020	2. Advisory vote to approve compensation of the Company's Named Executive Officers (the Say on Pay Vote).	Mgmt.	Y	For	For
Broadridge Financial Solutions, Inc.	BR	11133T103	Annual Meeting 11/19/2020	To ratify the appointment of Deloitte and Touche LLP as the Company's independent registered public accountants for the fiscal year ending June 30, 2021.	Mgmt.	Y	For	For
Broadridge Financial Solutions, Inc.	BR	11133T103	Annual Meeting 11/19/2020	Stockholder proposal on Political Contributions.	Shareholder
John B. Sanfilippo & Son, Inc.	JBSS	800422107	Annual Meeting 10/28/2020	Election of Directors: Governor Jim Edgar; Pamela Forbes Lieberman; Ellen C. Taaffe	Mgmt.	Y	For	For
John B. Sanfilippo & Son, Inc.	JBSS	800422107	Annual Meeting 10/28/2020	Ratification of the Audit Committee's appointment of PricewaterhouseCoopers LLP as our independent Registered Public Accounting Firm for the 2021 fiscal year.	Mgmt.	Y	For	For
John B. Sanfilippo & Son, Inc.	JBSS	800422107	Annual Meeting 10/28/2020	Advisory vote to approve executive compensation.	Mgmt.	Y	For	For
United Parcel Service	UPS	911312106	Annual Meeting May 13, 2021	Election of Director until the 2022 Annual Meeting: 1.A. Carol B. Tome; 1.B. Rodney C. Adkins; 1.C. Eva C. Boratto; 1.D. Michael J. Burns; 1.E. Wayne M. Hewett; 1.F. Angela Hwang; 1.G. Kate E. Johnson; 1.H. William R. Johnson; 1.I. Ann M. Livermore; 1.J. Franck J. Moison; 1.K. Christiana Smith Shi; 1.L. Russell Stokes; 1.M. Kevin Warsh	Mgmt.	Y	For	For
United Parcel Service	UPS	911312106	Annual Meeting May 13, 2021	2. To approve, on an advisory basis, a resolution on UPS executive compensation.	Mgmt.	Y	For	For
United Parcel Service	UPS	911312106	Annual Meeting May 13, 2021	3. To approve the 2021 UPS Omnibus Incentive Compensation Plan	Mgmt.	Y	For	For
United Parcel Service	UPS	911312106	Annual Meeting May 13, 2021	4. To ratify the appointment of Deloitte & Touche LLP as UPS' independent registered public accounting firm for the year ending December 31, 2021.	Mgmt.	Y	For	For
United Parcel Service	UPS	911312106	Annual Meeting May 13, 2021	5. To prepare an annual report on UPS's lobbying activities	Shareholder
United Parcel Service	UPS	911312106	Annual Meeting May 13, 2021	6. To reduce the voting power of UPS class A stock from 10 votes per share to one vote per share.	Shareholder	Y	Against	Against
United Parcel Service	UPS	911312106	Annual Meeting May 13, 2021	7. To prepare a report on reducing UPS's total contribution to climate change.	Shareholder	Y	Against	Against
United Parcel Service	UPS	911312106	Annual Meeting May 13, 2021	8. To transition UPS to a public benefit corporation.	Shareholder	Y	Against	Against
United Parcel Service	UPS	911312106	Annual Meeting May 13, 2021	9. To prepare a report assessing UPS's diversity and inclusion efforts.	Shareholder	Y	Against	Against
Clorox	CLX	189054109	Annual Meeting November 18, 2020	1A. Election of Director: Amy Banse ; 1B. Election of Director: Richard H. Carmona Board Recommendation: 1C. Election of Director: Benno Dorer; 1D. Election of Director: Spencer C. Fleischer; 1E. Election of Director: Esther Lee; 1F. Election of Director: A.D. David Mackay; 1F. Election of Director: A.D. David Mackay; 1G. Election of Director: Paul Parker; 1H. Election of Director: Linda Rendle; 1I. Election of Director: Matthew J. Shattock; 1J. Election of Director: Kathryn Tesija; 1K. Election of Director: Pamela Thomas-Graham; 1L. Election of Director: 1M. Election of Director: Christopher J. Williams Russell Weiner;	Mgmt.	Y	For	For
Clorox	CLX	189054109	Annual Meeting November 18, 2020	2. Advisory Vote to Approve Executive Compensation.	Mgmt.	Y	For	For
Clorox	CLX	189054109	Annual Meeting November 18, 2020	3. Ratiﬁcation of the Selection of Ernst & Young LLP as the Clorox Company's Independent Registered Public Accounting Firm.	Mgmt.	Y	For	For
Clorox	CLX	189054109	Annual Meeting November 18, 2020	4. Approval of the Amended and Restated Certiﬁcate of Incorporation to Eliminate Supermajority Voting Provision.	Mgmt.	Y	For	For

SIGNATURE PAGE FOLLOWS

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Advisors Preferred Trust

By (Signature and Title)	/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, President

Date:	August 26, 2021